Commissions Expense (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Commissions Expense

Composition	12/31/2024	12/31/2023	12/31/2022

Commissions related to debt securities trading	532,266	887,755	452,043
Commissions related to trading and foreign exchange transactions	5,797,270	3,305,593	1,693,799
Other
Commissions paid ATM exchange	54,626,184	33,339,818	33,735,470
Checkbooks commissions and clearing houses	13,416,450	10,607,852	9,396,164
Credit cards and foreign trade commissions	4,813,394	6,177,686	4,996,522

Total	79,185,564	54,318,704	50,273,998